LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Other Long-Term Debt
Details	2024	2023
JPY loans - principal amount - see Notes 10B and 10C below	$98,962	$102,491
Capital leases and other long-term liabilities - see Note 10D below	73,977	119,310
Operating leases - see Note 10E below	7,874	9,762
Less - current maturities	(48,376)	(58,952)
	$132,437	$172,611

Schedule of Repayment of Loans
Details	Interest Rate	2025	2026	2027	2028	2029	2030	Total
Long-term JPY loans	2.0%	$6,386	$-	$13,226	$26,450	$26,450	$26,450	$98,962

Schedule of Maturity of Capital Leases liabilities
Fiscal Year	Amount ($)
2025	$26,503
2026	24,816
2027	7,220
2028	5,087
2029	4,118
2030 and on	9,266
Total	77,010
Less - imputed interest	(3,033)
Total	$73,977

Schedule of Composition of Operating Leases
Details	Presentation in the Consolidated Balance Sheets	December 31, 2024	December 31, 2023
ROU - assets under operating leases	Other long-term assets, net	$7,874	$9,762
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,913	$3,450
Long-term operating lease liabilities	Long-term debt	3,961	6,312
Total operating lease liabilities		$7,874	$9,762
Weighted average remaining lease term (years)		2.6	3.3
Weighted average discount rate		1.95%	1.94%

Schedule of Maturity of Operating Leases liabilities
Fiscal Year	Amount ($)
2025	$3,927
2026	3,161
2027	916
Total	8,004
Less - imputed interest	(130)
Total	$7,874